Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
MainStay International Equity Fund (Prospectus Summary) | MainStay International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay International Equity Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY FUNDS

MainStay International Equity Fund (the “Fund”)

Supplement dated March 24, 2016 (“Supplement”)

to the Summary and Statutory Prospectuses dated February 29, 2016,

At a meeting held on March 22 – 23, 2016, at the recommendation of New York Life Investment Management LLC, the Board of Trustees ("Board") of The MainStay Funds ("Trust") approved the following modifications of the Fund’s principal investment strategies:

In the section entitled “Principal Investment Strategies: Investment Process,” the second paragraph is updated to state:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Generally, the Fund seeks to limit its investments in securities of: (i) any one company; (ii) companies in the same industry; (iii) companies located in any one country; and (iv) companies located in emerging markets (currently limited to 25% of the Fund’s assets measured at the time of investment).

Supplement Closing	ck0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.